UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08191

Name of Fund: Bullfinch Fund, Inc.

Fund Address: 1370 Pittsford Mendon Road
              Mendon, New York  14506

Name and address of agent for service: Christopher Carosa, President,
        Bullfinch Fund, Inc., 1370 Pittsford Mendon Road,
        Mendon, New York  14506
        Mailing address: 1370 Pittsford Mendon Road
        Mendon, New York  14506

Registrant's telephone number, including area code: (585) 624-3150

Date of fiscal year end: June 30

Date of reporting period: 07/01/05 - 12/31/05

Item 1 - Attach shareholder report





Bullfinch Fund, Inc.





1370 Pittsford Mendon Road
Mendon, New York 14506

(585) 624-3150
1-888-BULLFINCH
(1-888-285-5346)






Unrestricted Series

Greater Western New York Series









Semi-Annual Report
December 31, 2005
(Unaudited)


Management's Discussion of Fund Performance

                                                              February 27, 2006

Dear Fellow Shareholders:

We are very proud to present the December 2005 Semi-Annual Report of the Bullfinch Fund, Inc. This report contains the unaudited financial statements for both the Unrestricted Series and the Greater Western New York Series.

We began 2005 with a warning - the euphoria of 2004 did not leave much upside in the market. Overall, 2005 was a ho-hum year for stocks. Most - if not all - of the gains we've seen in the indices have come from the energy sector. Despite all the other headlines, only one story truly dominated the market - oil. The price of a barrel of oil rose roughly 40% through 2005. This tenacious trend has been with us so long economists can't help but talk about a potential recession. Instead, data released towards the end of the year signaled a very robust economy, despite the twin hurricane disasters (and the near total destruction of a major U.S. city), gnawing interest rate increases and rising energy prices.

And what about the yield curve? It has remained flat and that has concerned economists. If the yield curve inverts for an extended period of time (i.e., if long rates are lower than shorter rates), then you'll see all these economists coming out of the woodwork warning of the coming recession. And, lo and behold! Right before a mid-term election! A coincidence? Probably, but no good coincidence goes unmentioned if control of Congress is at stake. An inverted yield curve was the perfect way to end the topsy-turvy year of 2005. Everything else has been backwards this year - why not the yield-curve?

Higher interest rates and higher energy prices remain a current reality. Yet, the economy has demonstrated a resiliency many have not expected. Will 2006 test this resiliency? It almost certainly will, but that doesn't mean the market will perform poorly. It is more likely investors have already factored in this negative potential in stock prices, leaving a greater potential for an upside surprise as opposed to a downside surprise. Indeed, if we continue to experience earnings growth with stagnant stock prices, price-to-earnings ratios will approach historic lows, making stocks more attractive investments.

Last year was a particularly active year. We took some impressive gains and sold off some tired laggards. Just like we did in 1999, the year 2005 found us repositioning our portfolios. Indeed, to the extent short-term performance means anything, our variance from the S&P 500 can be explained by two things:
First, our belief, shared by others, in the Delphi financials became irrelevant in a war of egos between management and labor. Delphi declared bankruptcy not out of financial need, but as a way to influence union negotiation. Secondly, we did not have any representation from the energy sector in your portfolio. We underweighted the energy sector for the same reason we avoided buying new technology positions in 1999 - there is a huge downside risk in those stocks right now.) So the year 2005 may be remembered as another 1999 - a year when we sacrificed some short-term gains in favor of the continued long-term performance of your portfolio.

Be sure to track both our funds on your favorite internet site. The ticker of the Unrestricted Series is BUNRX and the ticker of the Greater Western New York Series is BWNYX. We wish to thank our shareholders for expressing their confidence in us and wish you continued good fortune in the coming year.

Best Regards,
Bullfinch Fund, Inc.

Christopher Carosa, CTFA
President

UNRESTRICTED SERIES
(A Series Within Bullfinch Fund, Inc.)

FINANCIAL STATEMENTS AS OF
December 31, 2005

UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER  31, 2005 (UNAUDITED)



ASSETS

Investments in Securities, at Fair Value,
    identified Cost of $2,813,503                                 $ 3,536,987
Cash                                                                  901,980
Accrued Interest and Dividends                                          4,639
Prepaid Expenses                                                        7,496

Total Assets                                                      $ 4,451,102


LIABILITIES
Accounts payable                                                        9,855


NET ASSETS
Net assets (equivalent to $ 14.04 based on
                 316,361.139 shares of stock outstanding)         $ 4,441,247


COMPOSITION OF NET ASSETS
Shares of Common Stock - Par Value $.01;
   10,000,000 Shares Authorized,
   316,361.139 Shares Outstanding                                 $ 3,975,922
Accumulated Net Investment Loss                                      (258,159)
Net Unrealized Appreciation on Investments                            723,484


Net Assets at December 31, 2005                                   $ 4,441,247



UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
SCHEDULE OF INVESTMENTS IN SECURITIES
DECEMBER 31, 2005 (UNAUDITED)



		Historical
Common Stocks - 100%
                             Shares         Cost        Value

Computers - Software - 8.8%
  Microsoft Corp.                       4,600    $  116,304   $  120,290
  Oracle                               11,000       119,262      134,310
  Synopsis, Inc.                        2,800        60,178       56,168
                                                 ----------   ----------
                                                    295,744      310,768
Insurance -8.0%
  AmerUs Group Co. Cl A                 3,000        91,169      170,010
  Gallagher Arthur J & Co.              3,700       114,240      114,256
                                                 ----------   ----------
                                                    205,409      284,266
Electrical Equipment - 7.4%
  Corning Inc.                          9,000        71,358      176,940
  General Electric Co.                  2,450        64,576       85,873
                                                 ----------   ----------
                                                    135,934      262,813

Banking & Finance - 7.3%
  FIserv, Inc.                          3,000        75,229      129,810
  National City Corp.                   2,200        55,431       73,854
  Trustco Bank Corp. NY                 4,400        47,300       54,648
                                                 ----------   ----------
                                                    177,960      258,312
Instruments - 6.7%
  Checkpoint Systems, Inc.              3,700        32,717       91,205
  Tektronix                             5,200       117,010      146,692
                                                 ----------   ----------
                                                    149,727      237,897

Commercial Services - 6.7%
  Affiliated Computer Services Inc.     2,700       134,417      159,786
  Paychex, Inc.                         2,000        64,090       76,240
                                                 ----------   ----------
                                                    198,507      236,026

Medical Products and Supplies - 6.6%
  Biomet Inc.                           3,500       127,384      127,995
  Polymedica Corporation                3,200        83,193      107,104
                                                 ----------   ----------
                                                    210,577      235,099

Utilities - Natural Resources - 4.2%
  Chesapeake Utilities                  3,100        57,194       95,480
  NiSource Inc.                         2,500        46,325       52,150
                                                 ----------   ----------
                                                    103,519      147,630
Manufacturing - 4.2%
  Lincoln Electric Holdings             3,700        70,781      146,742

Food & Beverages - 3.6%
  Conagra Foods, Inc.                   4,100        89,953       83,148
  Sensient Technologies                 2,500        50,825       44,750
                                                 ----------   ----------
                                                    140,778      127,898

Automotive - 3.5%
   Pep Boys - Manny, Moe & Jack         8,400       122,032      125,076

Computers - Networking - 3.5%
  Cisco Systems, Inc.                   3,800        55,371       65,056
  Spectralink Corp.                     4,900        61,042       58,163
                                                 ----------   ----------
                                                    116,413      123,219
Apparel - 3.4%
  VF Corp.                              2,200        93,606      121,748

Paper & Related Products - 3.4%
  Avery Dennison Corp.                  2,200       114,734      121,594

Retail - General - 3.4%
  Dollar General                        6,300        95,632      120,141

Office Equipment - 3.3%
  Xerox Corp.                           8,000       118,582      117,200

Pharmaceuticals - 3.1%
  Mylan Laboratories Inc.               5,400       110,246      107,784

Semiconductors - 2.9%
  Intel Corp.                           4,100        96,931      102,336

Leisure & Recreational - 2.8%
  Hasbro Inc.                           1,400        16,142       28,252
  Mattel Inc.                           4,550        52,852       71,981
                                                 ----------   ----------
                                                     68,994      100,233
Computers - Hardware - 2.8%
  Dell Corp.                            3,250        79,273       97,337

Consumer Nondurables - 2.5%
  Alberto Culver Co.                    1,900        82,294       86,925

Shoes & Leather - 1.9%
  Genesco Inc.                          1,700        25,830       65,943



Total Investments in Securities                 $ 2,813,503   $ 3,536,987
UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF OPERATIONS
FOR THE PERIOD FROM JULY 1, 2005 TO DECEMBER 31,2005 AND
FOR THE YEARS ENDED JUNE 30, 2005, 2004 AND 2003 (UNAUDITED)

                                            12/2005   6/2005   6/2004   6/2003
INVESTMENT INCOME:
   Dividends                               $ 38,708 $ 70,818 $ 45,850 $ 29,972

EXPENSES:
   Management fees                           22,732   41,125   35,915   23,194
   Legal and Professional                     6,590   10,562    9,048    7,465
   Director's Fees                              605    1,200    1,200    1,000
   D&O/E&O                                    7,977    4,482        -        -
   Fidelity Bond                                472      936    1,400    1,106
   Taxes                                        295      455      450      300
   Telephone                                    126      289      226        -
   Registration Fees                            511    1,134    1,024      511
   Custodian Fees                             1,335    2,107    2,055    1,533
   Dues and Subscriptions                       928    1,698    2,162      752
                                           -------- -------- -------- --------
Total expense                                41,571   63,988   53,480   35,861
                                           -------- -------- -------- --------
Net investment income (loss)                 (2,863)   6,830   (7,630)  (5,889)
                                           -------- -------- -------- --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from
   securities transactions                  (22,377) 147,001  102,654  (50,233)
Unrealized appreciation (depreciation)

   during the period                         59,735  (45,245) 397,468  231,445
                                           -------- -------- -------- --------
Net gain (loss) on investments               37,357  101,756  500,122  181,212
                                           -------- -------- -------- --------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS               $ 34,495 $108,586 $492,492 $175,323
                                           ======== ======== ======== ========


UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD JULY 1, 2005 TO DECEMBER 31, 2005 AND
FOR THE YEARS ENDED JUNE 30, 2005, 2004 AND 2003 (UNAUDITED)

                                            12/2005   6/2005   6/2004   6/2003
INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss)           $  (2,863)$  6,830 $ (7,630)$ (5,889)
   Net realized gains (loss) from
     securities transactions                (22,377) 147,001  102,654  (50,233)
   Net change in unrealized
     appreciation of investments             59,735  (45,245) 397,468  231,445
                                           -------- -------- -------- --------
Increase (decrease) in net assets

   from operations                           34,495  108,586  492,492  175,323

CAPITAL SHARE TRANSACTIONS:
  Sales                                     338,638  473,324 1,026,695 443,128
  Redemptions                               (26,500)(419,589) (124,930)(76,112)
                                           -------- -------- -------- --------
    Total capital share transactions        312,138   53,735  901,765  367,016
                                           -------- -------- -------- --------
    Increase in net assets                  346,633  162,321 1,394,257 542,339

NET ASSETS:
  Beginning of period                 $ 4,094,614 3,932,293 2,538,036 1,995,697
                                           -------- -------- -------- --------
  End of period                       $ 4,441,247 4,094,614 3,932,293 2,538,036



UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005


1. The Organization
     The Unrestricted Series (the "Series") is a series of the Bullfinch Fund, Inc. (the "Fund"), which was organized as a Maryland corporation registered under the Investment Company Act of 1940 as an open-end non-diversified management investment Company.
     The investment objective of the Series is to seek conservative long-term growth in capital. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.


2. Summary of Significant Accounting Policies
     Cash - Cash consists of amounts deposited in money market accounts and is not federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

     Security Valuation - The Series records its investments at fair value. Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market securities are valued at amortized cost which approximates market value.

     Federal Income Taxes - It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code (the "Code") applicable to regulated investment companies to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

     Organization Expenses - Organization expenses are being amortized over a 60-month period.

     Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date. The Series made a distribution of its long term capital gains of $234,457 and ordinary income of $6,615 to its shareholders on June 29, 2005, in the form of stock dividends equal to 17,183.492 shares of stock and the Series made a distribution of its long term gain on securities to its shareholders on December 28, 2005 in the form of stock dividends equal to 1,338.392 shares of stock.

     Other - The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

     Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.


3. Investments
     For the period July 1, 2005 to December 31, 2005, the Series purchased $270,720 common stock. During the same period, the Series sold $682,557 of common stock.

     For the year ended June 30, 2005, the Series purchased $853,288 of common stock. During the same period, the Series sold $709,374 of common stock.

     For the year ended June 30, 2004, the Series purchased $1,807,912 of common stock. During the same period, the Series sold $748,577 of common stock.

     For the year ended June 30, 2003, the Series purchased $613,488 of common stock. During the same period, the Series sold $155,491 of common stock.

     At December 31, 2005, the gross unrealized appreciation for all securities totaled $747,097 and the gross unrealized depreciation for all securities totaled $23,613, or a net unrealized appreciation of $723,484. The aggregate cost of securities for federal income tax purposes at December 31, 2005 was $2,813,503.

     At June 30, 2005, the gross unrealized appreciation for all securities totaled $828,871 and the gross unrealized depreciation for all securities totaled $165,121, or a net unrealized appreciation of $663,750. The aggregate cost of securities for federal income tax purposes at June 30, 2005 was $3,247,717.


     At June 30, 2004 the gross unrealized appreciation for all securities totaled $784,259 and the gross unrealized depreciation for all securities totaled $75,265, or a net unrealized appreciation of 708,994. The aggregate cost of securities for federal income tax purposes at June 30, 2004 was $2,956,801.

     At June 30, 2003, the gross unrealized appreciation for all securities totaled $401,497 and the gross unrealized depreciation for all securities totaled $ 89,971, or a net unrealized appreciation of $311,526. The aggregate cost of securities for federal income tax purposes at June 30, 2003 was $1,794,813.

4. Investment Advisory Agreement
     Carosa, Stanton & DePaolo Asset Management, LLC serves as investment advisor to the Fund pursuant to an investment advisory agreement which was approved by the Fund's board of directors. Carosa, Stanton & DePaolo Asset Management, LLC is a Registered Investment Adviser under the Investment Advisers Act of 1940. The Investment advisory agreement provides that Carosa, Stanton & DePaolo Asset Management, LLC, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day management of the Series' portfolio which includes selecting the investments and handling its business affairs.

     As compensation for its services to the Fund, the investment advisor receives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

     Carosa, Stanton & DePaolo Asset Management, LLC has agreed to forego sufficient investment advisory fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.

    During the period from July 1, 2005 to December 31, 2005 and the fiscal years ended June 30, 2005, 2004 and 2003, the fund paid investment advisory fees of $22,732, $41,125, $35,915 and $23,194 respectively.

    On December 31, 2005, the fund had $4,033 included in accounts payable, as owed to Carosa, Stanton & DePaolo Asset Management, LLC.

5. Capital Share Transactions
      The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights. Transactions in capital stock of the Series were as follows:



                                                  Shares        Amount

     Balance at June 30, 2002                167,573.326     1,961,004

     Shares sold during 2003                  38,498.370       443,127
     Shares redeemed during 2003              (6,113.927)      (76,112)

     Balance at June 30, 2003                199,957.769   $ 2,328,019

     Shares sold during 2004                  72,954.003     1,026,695
     Shares redeemed during 2004              (8,718.448)     (124,930)
     Reinvestment of Distribution
                       June 29,2004            7,145.311       103,035

     Balance at June 30, 2004                271,338.635   $ 3,332,819

     Shares sold during 2005                  32,575.497       473,324
     Shares redeemed during 2005             (29,211.603)     (419,589)
     Reinvestment of Distributions,
                  December 28, 2004            1,137.790        17,260
     Reinvestment of Distributions,
                      June 29, 2005           17,183.492       241,072

     Balance at June 30, 2005                293,023.811   $ 3,644,886

     Shares sold during period                23,885.057       338,638
     Shares redeemed during period            (1,886.121)      (26,500)
     Reinvestment of Distributions,
                  December 28, 2005            1,338.392        18,898

     Balance at December 31, 2005            316,361.139   $ 3,975,922

UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
FINANCIAL HIGHLIGHTS AND RELATED RATIOS/
SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING
FOR THE PERIOD FROM JULY 1 TO DECEMBER 31, 2005 AND
FOR THE YEARS ENDED JUNE 30, 2005, 2004, 2003 (UNAUDITED)

                                            12/2005   6/2005   6/2004   6/2003

NET ASSET VALUE, beginning of period         $13.97   $14.49   $12.69   $11.91
INCOME FROM INVESTMENT OPERATIONS
    Net investment income (loss)              (0.01)    0.02    (0.03)   (0.06)
    Net gain (loss) on securities both
        realized and unrealized                0.02    (1.47)    1.44     0.84
Total from investment operations               0.01    (1.45)    1.41     0.78

DISTRIBUTIONS
    Dividends                                  0.06     0.93     0.39        -

NET ASSET VALUE, end of period               $14.04   $13.97   $14.49   $12.69

NET ASSETS, end of period           $4,441,247 $4,094,614 $3,932,293 $2,538,036

                                             Actual** Actual   Actual   Actual
RATIO OF EXPENSES TO AVERAGE NET ASSETS* 1.0 %** 1.6 % 1.6 % 1.7 % RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS*                        (0.1)%**  0.2 %   (0.2)%   (0.3)%
PORTFOLIO TURNOVER RATE*                      6.4 %** 18.2 %   22.6 %    7.5 %
TOTAL RETURN                                  0.9 %    2.8 %   17.4 %    6.6 %

*Per share amounts calculated using the average shares method
** The ratios presented were calculated using operating data for the six-month period from July 1, 2005 to December 31, 2005


GREATER WESTERN NEW YORK SERIES
(A Series Within Bullfinch Fund, Inc.)
FINANCIAL STATEMENTS AS OF
DECEMBER 31, 2005
(UNAUDITED)


GREATER WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005(UNAUDITED)


ASSETS

Investments in securities, at fair value,
      identified cost $ 318,288                    $ 485,014
Cash                                                  82,370
Accrued interest and dividends                           331
Prepaid expenses                                       2,146

Total assets                                      $  569,861


LIABILITIES

Accounts payable                                       1,995



NET ASSETS

Net assets (equivalent to $13.34 per share
based on 42,573.698 shares of stock outstanding)   $ 567,866



COMPOSITION OF NET ASSETS

   Shares of common Stock - Par Value $.01;
     10,000,000 Shares Authorized,
     42,573.698 Shares Outstanding                 $ 428,729
   Accumulated net investment loss                   (27,589)
   Net unrealized (depreciation) on investments      166,726


  Net assets at December 31, 2005                  $ 567,866





GREATER WESTERN NEW YORK SERIES (a Series within BULLFINCH FUND, INC.) SCHEDULE OF INVESTMENTS IN SECURITIES
DECEMBER 31, 2005 (UNAUDITED)


Common Stocks - 100%
                                      Historical
                                      Shares           Cost          Value
Electrical Equipment - 16.9%
  Corning, Inc.                       2,500        $ 15,652       $ 49,150
  General Electric Co.                  350           9,305         12,268
  Ultralife Batteries, Inc.           1,700           6,766         20,400
                                                   --------       --------
                                                     31,723         81,818
Railroads - 7.0%
  Genesee & Wyoming Class A             900           3,783         33,795

Automotive - 6.2%
  Monro Muffler Brake Inc.              500           9,880         15,160
  Pep Boys - Manny, Moe & Jack        1,000          14,532         14,890
                                                   --------       --------
                                                     24,412         30,050
Commercial Services - 5.8%
  Harris Interactive, Inc.            2,600           8,918         11,206
  Paychex, Inc.                         450          11,885         17,154
                                                   --------       --------
                                                     20,803         28,360
Metal Fabrication & Hardware - 5.5%
  Graham Corp.                        1,200           4,804         26,880

Aerospace -  4.4%
  Moog, Inc. Class A                    337           2,926          9,564
  Northrop Grumman                      200           2,536         12,022
                                                   --------       --------
                                                      5,462         21,586
Food & Beverages - 4.3%
  Constellation Brands Inc.             800           5,017         20,984

Real Estate & Related - 4.1%
  Home Properties of New York, Inc.     200           5,624          8,160
  Sovran Self Storage                   250           6,892         11,743
                                                   --------       --------
                                                     12,516         19,903

Photographic Equipment and Suppliers - 3.9%
  Eastman Kodak Co.                     800          20,746         18,720

Steel - 3.5%
  Gibraltar Steel Corp.                 750           8,975         17,205

Computers - Software - 3.4%
  Oracle                              1,300          16,642         15,873
  Veramark Tech., Inc.                1,050           6,181            735
                                                   --------       --------
                                                     22,823         16,608
Office Equipment - 3.3%
  Xerox Corp.                         1,100          18,571         16,115

Leisure & Recreational - 3.3%
  Mattel, Inc.                        1,000          14,245         15,820

Utilities - Natural Resources - 3.2%
  National Fuel Gas Co.                 500          11,250         15,595

Electronics Components - 3.2%
  Astronics Corp.                     1,431           7,065         15,383

Computers - Services - 3.0%
  Computer Task Group Inc.            3,700          15,799         14,615

Airlines - 2.9%
  Southwest Airlines Co.                850          15,105         13,966

Retail - Specialty - 2.7%
  Christopher & Banks Corp.             700          12,106         13,146

Retail - General - 2.6%
  Dollar General                        650           9,065         12,395

Computers - Distributors - 2.5%
  Ingram Micro                          600          10,909         11,958

Computers - Hardware - 2.2%
  Dell Corporation                      350          10,734         10,482

Computers - Networking - 2.0%
  Performance Technologies, Inc.      1,200          12,851          9,828

Medical Products & Supplies - 1.9%
  Wilson Greatbatch Technologies        350          12,782          9,103

Packaging and Containers - 1.7%
  Mod Pac Corporation                   715           3,461          8,037

Machinery - 0.4%
  Columbus McKinnon Corp.               100           2,344          2,198

Industrial Materials - 0.1%
  Servotronics, Inc.                    100             937            464

                                                   --------       --------


Total Investments in Securities                   $ 318,288      $ 485,014
                                                  =========      =========


GREATER WESTERN NEW YORK SERIES (a Series within BULLFINCH FUND, INC.) STATEMENTS OF OPERATIONS
FOR THE PERIOD FROM JULY 1, 2005 TO DECEMBER 31, 2005 AND
FOR THE YEARS ENDED JUNE 30, 2005, 2004 AND 2003  (UNAUDITED)

                                            12/2005   6/2005   6/2004   6/2003
INVESTMENT INCOME:
   Dividends                                $ 3,710  $ 5,710  $ 4,786  $ 4,590

EXPENSES:
   Management Fees                            3,508    6,265    5,591    3,716
   Reimbursement of Management Fees               -   (1,302)  (1,767)  (1,000)
   Legal and Professional                       754    1,224    1,049    1,275
   Director's Fees                              605    1,200    1,200    1,000
   Amortization                                   -        -        -       17
   Fidelity Bond                                 53      104      155      190
   D&O/E&O                                      887      498        -        -
   Taxes                                        227      433      250      300
   Telephone                                    126      289      226        -
   Registration Fees                            211      200      270      200
   Custodian Fees                                94       99      705     (964)
   Dues and Subscription                        525      898    1,362      250
                                           -------- -------- -------- --------
Total expense                                 6,990    9,908    9,041    4,984
                                           -------- -------- -------- --------
Net investment income (loss)                 (3,280)  (4,198)  (4,255)   ( 394)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) from
      securities transactions                (8,648)    (155)    (136)  (5,051)
   Unrealized appreciation (depreciation)
      during the period                      31,543   32,113   95,527   28,678
                                           -------- -------- -------- --------
   Net gain (loss) on investments            22,895   31,958   95,391   23,627
                                           -------- -------- -------- --------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS              $  19,615 $ 27,760 $ 91,136 $ 23,233
                                          ========= ======== ======== ========

GREATER WESTERN NEW YORK SERIES (a Series within BULLFINCH FUND, INC.) STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM JULY 1, 2005 TO DECEMBER 31, 2005 AND
FOR THE YEARS ENDED JUNE 30, 2005, 2004, AND 2003 (UNAUDITED)

                                            12/2005   6/2005   6/2004   6/2003
DECREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss)            $ (3,280) $(4,198) $(4,255) $  (394)
   Net realized (loss) from
       securities transactions               (8,648)    (155)    (136)  (5,051)
   Net change in unrealized appreciation
       (depreciation) of investments         31,543   32,113   95,527   28,678
                                           -------- -------- -------- --------
Increase (decrease) in net assets
        from operations                      19,615   27,760   91,136   23,233

CAPITAL SHARE TRANSACTIONS:
 Sales                                            -   34,779   41,948    2,000
 Redemptions                                      -   (4,870)  (9,822)       -
                                           -------- -------- -------- --------
Total capital share transactions                  -   29,909   32,126    2,000
                                           -------- -------- -------- --------
Increase in net assets                       19,615   57,669  123,262   25,233

NET ASSETS:
   Beginning of period                      548,251  490,582  367,320  342,087
                                           -------- -------- -------- --------
   End of period                           $567,866  548,251  490,582  367,320
                                           ======== ======== ======== ========

GREATER WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005


1. The Organization
      The Greater Western New York Series (the "Series") is a series of the Bullfinch Fund, Inc. (the "Fund") which was organized as a Maryland corporation registered under the Investment Company Act of 1940 as an open-ended non-diversified management investment company.

      The investment objective of the Series is to seek capital appreciation through the investment in common stock of companies with an important economic presence in the Greater Western New York Region. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

2. Summary of Significant Accounting Policies
      Cash - Cash consists of amounts deposited in money market accounts and is not federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

      Security Valuation - The Series records its investments at fair value. Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market securities are valued at amortized cost which approximates market value.

      Federal Income Taxes - It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

      Organization Expenses - Organization expenses are being amortized over a 60-month period.

    Distributions to Shareholders - Distributions paid to shareholders are recorded on the ex-dividend date. There were no distributions to shareholders during the period from July 1, 2005 to December 31, 2005 or during the fiscal years ended June 30, 2005, 2004 or 2003.

      Other - The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

      Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3. Investments
     For the period from July 1 to December 31, 2005, the Series purchased $9,000 of common stock. During the same period, the Series sold $19,341 of common stock.

     For the year ended June 30, 2005, the Series purchased $54,053 of common stock. During the same period, the Series sold $23,356 of common stock.

      For the year ended June 30, 2004, the Series purchased $50,274 of common stock. During the same period, the Series sold $70,284 of common stock.

      For the year ended June 30, 2003, the Series purchased $34,755 of common stock. During the same period, the Series sold $24,170 of common stock.

     At December 31, 2005, the gross unrealized appreciation for all securities totaled $187,319 and the gross unrealized depreciation for all securities totaled $20,593, or a net unrealized appreciation of $166,726. The aggregate cost of securities for federal income tax purposes at December 31, 2005 was $318,288.

     At June 30, 2005, the gross unrealized appreciation for all securities totaled $176,655 and the gross unrealized depreciation for all securities totaled $41,472, or a net unrealized appreciation of $135,183. The aggregate cost of securities for federal income tax purposes at June 30, 2005 was $337,278.

      At June 30, 2004, the gross unrealized appreciation for all securities totaled $132,970 and the gross unrealized depreciation for all securities totaled $29,900, or a net unrealized appreciation of $103,070. The aggregate cost of securities for federal income tax purposes at June 30, 2004 was $306,734.

     At June 30, 2003, the gross unrealized appreciation for all securities totaled $82,696 and the gross unrealized depreciation for all securities totaled $75,154, or a net unrealized appreciation of $7,542. The aggregate cost of securities for federal income tax purposes at June 30, 2003 was $326,856.

4. Investment Advisory Agreement
  Carosa, Stanton & DePaolo Asset Management, LLC serves as investment advisor to the Fund pursuant to an investment advisory agreement which was approved by the Fund's board of directors. Carosa, Stanton & DePaolo Asset Management, LLC is a Registered Investment Adviser under the Investment Advisers Act of 1940. The Investment advisory agreement provides that Carosa, Stanton & DePaolo Asset Management, LLC, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day management of the Fund's portfolio which includes selecting investments and handling its business affairs.

      As compensation for its services to the Fund, the investment advisor receives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.
        Carosa, Stanton & DePaolo Asset Management, LLC has agreed to forego sufficient investment advisory fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.

      During the period from July 1, 2005 to December 31, 2005 and during the fiscal years ended June 30, 2005, 2004, and 2003 the fund paid investment advisory fees of $3,508, $4,963, $3,824, and $2,716 respectively.

      On December 31, 2005 the fund had $609 included in accounts payable, as owed to Carosa, Stanton & DePaolo Asset Management, LLC.

5. Capital Share Transactions
      The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights. Transactions in capital stock of the Series were as follows:



                                             Shares        Amount

      Balance at June 30, 2002           37,239.478    $  364,694

      Shares sold during 2003               242.130         2,000
      Shares redeemed during 2003                 -             -

      Balance at June 30, 2003           37,481.608    $  366,694

      Shares sold during 2004             3,460.239        41,948
      Shares redeemed during 2004          (786.365)       (9,822)

      Balance at June 30, 2004           40,155.482    $  398,820

      Shares sold during 2005             2,801.149        34,779
      Shares redeemed during 2005          (382.933)       (4,870)

      Balance at June 30, 2005           42,573.698    $  428,729

     Shares sold during period                    -             -
     Shares redeemed during period                -             -

     Balance at December 31, 2005        42,573.698    $  428,729






GREATER WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
FINANCIAL HIGHLIGHTS AND RELATED RATIOS/
SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING
FOR THE PERIOD FROM JULY 1 TO DECEMBER 31, 2005 AND
FOR THE YEARS ENDED JUNE 30, 2005, 2004 AND 2003 (UNAUDITED)


                                            12/2005   6/2005   6/2004   6/2003

NET ASSET VALUE, beginning of period       $  12.88  $ 12.22 $   9.80   $ 9.19

INCOME (LOSS) FROM INVESTMENT OPERATIONS

    Net investment income (loss)              (0.08)   (0.10)   (0.11)   (0.03)

    Net gain (loss) on securities both
         realized and unrealized                .54      .76     2.53     0.64

    Total from investment operations            .46      .66     2.42     0.61

NET ASSET VALUE, end of period              $ 13.34   $12.88   $12.22   $ 9.80

NET ASSETS, end of period                  $567,866 $548,251 $490,582 $367,320


                                             Actual** Actual   Actual   Actual

RATIO OF EXPENSES TO AVERAGE NET ASSETS*      1.4 %**  2.0 %    2.0 %    1.6 %

RATIO OF EXPENSES TO AVERAGE NET ASSETS       1.4 %**  2.2 %    2.4 %    2.3 %
BEFORE REIMBURSEMENT*

RATIO OF NET INVESTMENT INCOME TO
       AVERAGE NET ASSETS*                   (0.7)%** (0.8)%   (1.0)%    0.0 %

PORTFOLIO TURNOVER RATE*                      1.8 %**  4.6 %   11.3 %    7.7 %

TOTAL RETURN                                  3.6 %    5.4 %   24.7 %    6.6 %


*Per share amounts calculated using the average shares method
** The ratios presented were calculated using operating data for the six-month period from July 1, 2005 to December 31, 2005.

ADDITIONAL INFORMATION

EXPENSE TABLE         BEGINNING         ENDING
                      ACCOUNT VALUE   ACCOUNT VALUE     ANNUALIZED    EXPENSES
                                                                      PAID
                        7/1/05        12/31/05      EXPENSE RATIO     DURING
                                                                      PERIOD+
-----------------------------------------------------------------------------

ACTUAL
Unrestricted Series     $1,000.00       $1,009.28          1.0%             $ 9.96
Greater Western New York Series  1,000.00        1,035.71          1.4%             $14.13

HYPOTHETICAL++
Unrestricted Series      1,000.00        1,015.08         1.0%             $ 9.99
Greater Western New York Series  1,000.00        1,011.12         1.4%             $13.96

+ Expenses are equal to each Series' semi-annualized expense ratio multiplied by the average account value over the period.

++    Assumes annual return of 5% before expenses.

All mutual funds have operating expenses. As a shareholder of the Fund, you incur operating expenses including investment advisory fees, regulatory fees and other Fund expenses. Such expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund. The Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Table is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (July 1, 2005 to December 31, 2005).

The Expense Table illustrates your Fund's costs in two ways.

o ACTUAL EXPENSES. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.

o HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. This section is intended to help you compare your Fund's costs with those of other mutual funds. It is based on your Fund's actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case - because the return used is not your Fund's actual return - the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission (the "SEC") requires all mutual funds to calculate expenses based on an annual 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.



BOARD OF DIRECTORS INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors of the Fund are set forth below. The Fund's SAI includes additional information about the Fund's Directors, and is available without charge, by calling
(585) 624-3150 or 1-888-BULLFINCH. Each director may be contacted by writing to the director c/o Bullfinch Fund, Inc. 1370 Pittsford Mendon Road, Mendon, New York 14506

INDEPENDENT DIRECTORS
The directors and officers of the Fund are:

NAME, AGE                POSITON(S)    TERM OF OFFICE        PRINCIPLE        NUMBER OF        OTHER
ADDRESS                  HELD WITH     AND LENGTH OF      OCCUPATION(S)      PORTFOLIOS  DIRECTORSHIPS
                    FUND         TIME SERVED        DURING PAST         IN FUND       HELD BY
                                                             5 YEARS           COMPLEX       DIRECTOR
                                                                             OVERSEEN BY
                                                                              DIRECTOR
-----------------------------------------------------------------------------------------------------

                                           INTERESTED PERSONS*

Christopher Carosa, 45  President;      Term of Office:  President, Founder       2            N/A
  2 Lantern Lane        Director;       N/A              Carosa, Stanton &
  Honeoye Falls,        Chairman of     Length of Time   DePaolo Asset
  New York 14472        Board; Chief    Served:          Management, LLC;
                        Compliance      Since 1997       President, Director
                        Officer                          and Chairman of the
                                                         Board, Bullfinch Fund, Inc.

Gordon Stanton, 46      Vice-President; Term of Office:  Vice-President, Founder       2            N/A
  17 East 96 St.        Director;       N/A              Carosa, Stanton &
  Apt 7C                                Length of Time   DePaolo Asset
  New York,                             Served:          Management, LLC;

  NY  10128                             Since 1997       Vice-President,
                                                         and Director,
                                                         Bullfinch Fund, Inc.;
                                                         Associate, Brown Harris
                                                         Stevens Residential

Terrance B. Mulhern, 43 Vice-President  Term of Office:  Executive Vice-President           2            N/A
  169 Church Street                     N/A              Carosa, Stanton &

  Victor,                               Length of Time   DePaolo Asset
  NY  14564                             Served:          Management, LLC;
                                        Since 2003       Vice-President,
                                                         Bullfinch Fund, Inc.;
                                                         Senior Vice-President,
                                                         Clover Capital;


Bradford L. McAdam, 49  Vice-President  Term of Office:  Vice-President           2            N/A
  7109 Chili-Riga Ctr Rd                N/A              Carosa, Stanton &
  Churchville,                          Length of Time   DePaolo Asset
  NY  14428                             Served:          Management, LLC;
                                        Since 1998       Vice-President,
                                                         Bullfinch Fund, Inc.

Thomas S. Carroll, 46   Vice-President  Term of Office:  Vice-President           2            N/A
  47 Chippenham Drive                   N/A              Carosa, Stanton &
  Penfield,                             Length of Time   DePaolo Asset
  NY  14526                             Served:          Management, LLC;
                                        Since 2005       Vice-President,
                                                         Bullfinch Fund, Inc.
                                                         Manager, Studio Sales
                                                         Pottery Supply

Betsy Kay Carosa, 45    Corporate       Term of Office:  Office Manager           2            N/A
  2 Lantern Lane        Secretary       N/A              Carosa, Stanton &
  Honeoye Falls,                        Length of Time   DePaolo Asset
  NY  14472                             Served:          Management, LLC;
                                        Since 1997       Corporate Secretary,
                                                         Bullfinch Fund, Inc.

                                           INDEPENDENT DIRECTORS

Jan Dombrowski, MD, 45  Director;       Term of Office:  President                2            N/A
  925 Cheese Factory Rd Audit           N/A              MD Oncology PLLC
  Honeoye Falls,        Committee       Length of Time
  NY  14472                             Served:
                                        Since 2002

John P. Lamberton, 45   Director        Term of Office:  Founder, General Partner   2            N/A
  143-49 38th Ave, 3rd Floor            N/A              Cape Bojador Capital
  Flushing,                             Length of Time   Management; Managing
  NY   11354                            Served:          Director, HSBC
                                        Since 2003       Securities

William E.J. Martin, 45 Director        Term of Office:  Director of Sales        2            N/A
  4410 Woodlawn Ave. N                  N/A              Aecon Buildings, Inc.;
  Seattle,                              Length of Time   Project Manager,
  WA  98103                             Served:          American Home Builders;
                                        Since 1997       Senior Project Manager,
                                                         Mego Construction

Thomas Midney, 44       Director        Term of Office:  Manufacturing Dir Specialist   2            N/A
  13 Burr Road                          N/A              Bigelow Tea;
  Bloomfield,                           Length of Time   Manufacturing Dev,
  CT  06002                             Served:          HydrogenSource;
                                        Since 1997       Manufacturing Dir,
                                                         NQ Environmental;
                                                         Director of Product
                                                         Planning, Goss &
                                                         Deleeuw


Michael J. Morris, 44   Director        Term of Office:  Actuary                  2            N/A
  72 Lovely Street      Audit           N/A              United Healthcare
  Unionville,           Committee       Length of Time
  CT  06085                             Served:
                                        Since 1997

Michael W. Reynolds, 45 Director        Term of Office:  Vice-President           2            N/A
  105 Dorchester Road   Audit           N/A              Quinlan & Company
  Buffalo,              Committee       Length of Time
  NY  14213                             Served:
                                        Since 2000

PROXY VOTING GUIDELINES
Carosa, Stanton & DePaolo Asset Management, LLC, the Fund's Investment Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge, upon request, by calling (555) 624-3150 or 1-888-BULLFINCH.

QUARTERLY FILING OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                DISCLOSURE REGARDING THE BOARD OF DIRECTORS' APPROVAL
                         OF THE INVESTMENT ADVISORY CONTRACT


At the Board's Annual Meeting, the independent directors of the Board met separately to discuss the Adviser and reported the conclusions to the Board. In determining whether to renew the Management and Investment Advisory Agreements between the Fund and Carosa, Stanton & DePaolo Asset Management, LLC, (the Adviser), the Board of Directors requested, and the Adviser provided information relevant to the Board's consideration. Among the factors the Board considered were:

  1) Nature, extent and quality of service provided by the Adviser - the independent directed noted the unprecedented access they have to the adviser, the quick responsiveness to requests and the positive review following Mr. Lamberton's 4 day visit all show the high quality of service provided by the Adviser;
  2) The overall performance of the Series' relative to the performance of other funds in the Funds' peer group and its benchmark - the independent directors noted the Series' long-term performance exceeded the benchmarks and were in-line with or better than it peers (as reported by Lipper).
  3) Extent to which economies of scale would be realized as a fund group - the independent directors noted the expense ratio of each Series has gone down as assets have increased and that the advisery fee schedule includes breakpoints and that the Fund is not subject to sales charges or Rule 12b-1 fees.
  4) Do fee levels reflect economies of scale for the benefit of fund investors
     - the independent directors noted the adviser has already agreed to cap the fees at 2% and reduce that cap to 1.5% when a Series' assets exceed $10 million.
  5) For the above comparison and fees and services, the board relied on material provided by the adviser, and, because much of this material came from third party sources, the board did not obtain information independent of the investment adviser.

Based upon their review and consideration of these factors and other matters deemed relevant, the Board concluded that the terms of the Investment Management Agreements are fair and reasonable and the Board voted to renew the Agreements with the following stipulations:

  1) The Board would randomly select holding or transaction data at each quarter's meeting and ask the adviser to comment on those particular stocks;
  2) At the annual board meeting, the adviser will provide market cap and equity sector reports so the independent directors can monitor the Fund for potential style drift;
  3) The Fund is specifically identify Mr. Carosa as the sole "Portfolio Manager" within all filings and third party reports. The independent directors noted that one of the attractions of the adviser is the depth of experience on the research side and the fact that there exists more than sufficient back-up experience should Mr. Carosa become incapacitated.




Item 2 - CODE OF ETHICS.


      (a) The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, its principal financial officer, principal accounting officer, controller, as well as any other officers and persons providing similar functions. This code of ethics is included as Exhibit 11(a)(1).

      (b) During the period covered by this report, no amendments were made to the provisions of the code of ethics


      (c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics were granted.


Item 3 - AUDIT COMMITTEE FINANCIAL EXPERT.


            The registrant's Board of Directors determined that the registrant does not have an Audit Committee member who possesses all of the attributes required to be an "audit committee financial expert" as defined in instruction 2(b) of Item 3 of Form N-CSR. It was the consensus of the board that, although no one individual Audit Committee member meets the technical definition of an audit committee financial expert, the Committee has sufficient expertise collectively among its members to effectively discharge its duties and that the Committee will engage additional expertise if needed.


Item 4 - PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            The registrant has engaged its principal accountant to perform audit services. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant. Since the accounting fees were approved by the Board of Directors in total, the principal accountant has provided an estimate of the split between audit and preparation of the tax filings.

                                   06/30/2005     06/30/2004

            Audit Fees              $8,500          $8,000

            Audit-Related Fees      $    0          $    0
            Tax Fees                $2,000          $2,000
            All Other Fees          $    0          $    0

            The Audit Committee of the registrant's Board of Directors recommends a principal accountant to perform audit services for the registrant. Each year, the registrant's Board of Directors vote to approve or disapprove the principal accountant recommended by the Audit Committee for the following year's accounting work.

Item 5 - AUDIT COMMITTEE OF LISTED REGISTRANTS.

           Not applicable to open-end investment companies.

Item 6 - Reserved

Item 7 - DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to open-end investment companies.

Item 8 - PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to open-end investment companies.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         None.

Item 10(a) -The registrant's principal executive and principal financial officer has determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on the evaluation of these controls and procedures are effective as of a date within 90 days prior to the filing date of this report.

Item 10(b) -There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - EXHIBITS.

            (a)(1)  Code of Ethics - referred to in Item 2 is attached hereto.

            (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

            (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to Be signed on its behalf by the undersigned, thereunto duly authorized.

Bullfinch Fund, Inc.

By: /s/ Christopher Carosa
    ----------------------------------------
    Christopher Carosa,
    President of Bullfinch Fund, Inc.


Date: February 27, 2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Christopher Carosa
    ----------------------------------------

    Christopher Carosa,
    President of Bullfinch Fund, Inc.

Date: February 27, 2006

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The accompanying notes are an integral part of these statements
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The accompanying notes are an integral part of these statements
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